CAPITAL STOCK - Share Repurchases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares	0	217,100
Average price per common share including commissions (in cdn per share) | $ / shares			$ 16.02
Total purchase price including commissions		$ 2,559		$ 7,451
Carrying value of the common shares repurchased
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares		217,100		487,300
Total purchase price including commissions		$ 1,296		$ 2,898
Share repurchase premium
Disclosure of classes of share capital [line items]
Total purchase price including commissions		$ 1,263		$ 4,553